Restructuring, Impairment and Plant Closing and Transition Costs - Accrued Liabilities by Initiatives (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Accrued liabilities by initiatives
Accrued liabilities	$ 30	$ 19
2017 initiatives and prior
Accrued liabilities by initiatives
Accrued liabilities	3	4
2018 initiatives
Accrued liabilities by initiatives
Accrued liabilities	4	5
2020 initiatives
Accrued liabilities by initiatives
Accrued liabilities	$ 23	$ 10